Mar-05-04 13:57 From-
Securities Operations

T-858 P.002/003 F-234

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

04011115

1-8389

RECD S.E.C.
MAR 5 2004
1086

March 5, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a share of 6.250% Cumulative Preferred Stock, Series Z, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 5, 2004. Tentative listing date – Not yet determined.

PROCESSED
MAR 08 2004
THOMSON FINANCIAL

Sincerely,